Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Impairment of goodwill		$ 20,748,000
Accumulated goodwill impairment	$ 20,748,000	$ 20,748,000
Hupu reporting unit
Goodwill
Weighted average cost of capital	19.00%
Terminal growth rate	2.00%
Fair value in excess of carrying amount	7.50%
Impairment of goodwill	$ 0
Increase in discount rate	1.50%
Reduction in projected revenue growth rate	2.00%